Taxation	6 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Taxation	Taxation
For the six months ended 31 December 2025, income tax expense was recognised based on management’s best estimate of the weighted average annual income tax rate expected for the full financial year applied to the pre-tax income of the interim period, in accordance with IAS 34 interim financial reporting.
The reported tax rate for the six months ended 31 December 2025 was 25.4%, compared with 26.3% for the six months ended
31 December 2024.
The tax rate before exceptional items for the six months ended 31 December 2025 was 24.6%, compared with 24.9% for the six months ended 31 December 2024.
For the six months ended 31 December 2025, the tax charge of $683 million (2024 – $699 million) comprises a UK tax charge of $155 million (2024 – $100 million) and a foreign tax charge of $528 million (2024 – $599 million).
The tax charge of $683 million for the six months ended 31 December 2025 includes a net exceptional tax credit of $11 million.
This comprises an exceptional tax credit of $14 million in respect of the Accelerate programme, and a tax credit of $5 million in respect of a one-off discretionary increase in pension benefits for pensioners in Ireland. These items were partly offset by a
$7 million tax charge in respect of the sale of businesses and brands.
The group has a number of ongoing tax audits worldwide for which provisions are recognised in line with the relevant international accounting standard, taking into account best estimates and management’s judgements concerning the ultimate outcome of the tax audits. For the six months ended 31 December 2025, ongoing audits that are provided for individually are not expected to result in a material tax liability. The current tax asset of $186 million (30 June 2025 – $354 million) and tax liability of $261 million (30 June 2025 – $138 million) include $202 million (30 June 2025 – $217 million) of provisions for tax uncertainties.
The Pillar Two rules implemented in the United Kingdom apply to Diageo from the financial year ended 30 June 2025. Diageo is continuously monitoring the implementation and development of the rules around the world. Diageo has applied the temporary exemption under IAS 12 in relation to the accounting for deferred taxes arising from the implementation of the rules.
A current tax expense of $5 million as a result of the Pillar Two rules has been included in the total tax charge for the six months ended 31 December 2025.